Annual Total Returns[BarChart] - AST Jennison Large Cap Growth Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.66%	15.19%	36.49%	9.50%	10.63%	(1.47%)	35.83%	(1.61%)	32.60%	54.04%